SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
(the "Funds")

Supplement Dated November 24, 2020
to the Prospectus, dated September 30, 2020, as amended on November 13, 2020
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

In the Fund Summary for the Large Cap Fund and Large Cap Disciplined Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AJO, LP is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan O. Bradley	Since 2020	Executive Vice President, Chief Investment Officer
	Ryan Taliaferro	Since 2020	Senior Vice President, Director, Equity Strategies

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to AJO, LP is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manage the portion of the Large Cap Fund's assets allocated to Acadian. Brendan O. Bradley, Ph.D., Executive Vice President, Chief Investment Officer, serves as lead Portfolio Manager to the Large Cap Fund. Mr. Bradley joined Acadian in 2004 and previously served as the firm's director of portfolio management, overseeing portfolio management policy, and was also previously the director of Acadian's Managed Volatility strategies. He is a member of the Acadian Board of Managers and Executive Committee. Ryan D. Taliaferro, Senior Vice President, Director, Equity Strategies, serves as lead Portfolio Manager to the Large Cap Fund. Mr. Taliaferro joined Acadian in 2011 and was previously a faculty member in the finance unit at Harvard Business School, where he taught corporate finance and asset pricing.

In addition, under the same sub-section, under the heading titled "Large Cap Disciplined Equity Fund," the text relating to AJO, LP is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals manage the portion of the Large Cap Disciplined Equity Fund's assets allocated to Acadian. Brendan O. Bradley, Ph.D., Executive Vice President, Chief Investment Officer, serves as lead Portfolio Manager to the Large Cap Disciplined Equity Fund. Mr. Bradley joined Acadian in 2004 and previously served as the firm's director of portfolio management, overseeing portfolio management policy, and was also previously the director of Acadian's Managed Volatility strategies. He is a member of the Acadian Board of Managers and Executive Committee. Ryan D. Taliaferro, Senior Vice President, Director, Equity Strategies, serves as lead Portfolio Manager to the Large Cap Disciplined Equity Fund. Mr. Taliaferro joined Acadian in 2011 and was previously a faculty member in the finance unit at Harvard Business School, where he taught corporate finance and asset pricing.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1315 (11/20)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund

(the "Funds")

Supplement Dated November 24, 2020
to the Statement of Additional Information, dated September 30, 2020 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

AJO, LP no longer serves as a sub-adviser to the Funds. As such, all references to AJO, LP are hereby deleted from the SAI.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text under the sub-heading "Acadian Asset Management LLC" is hereby deleted and replaced with the following:

ACADIAN ASSET MANAGEMENT LLC—Acadian Asset Management LLC ("Acadian") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds. Acadian was founded in 1986 and is a subsidiary of BrightSphere Affiliate Holdings LLC, which is an indirectly wholly-owned subsidiary of BrightSphere Investment Group Inc, a publicly listed company on the NYSE.

In addition, under the same section, under the heading titled "Portfolio Management," the text under the sub-heading "Acadian" is hereby deleted and replaced with the following:

Acadian

Compensation. SIMC pays Acadian a fee based on the assets under management of the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds. The following information relates to the period ended September 30, 2020.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing participation, various benefits, and, among the majority of senior investment professionals and certain other key employees, equity interest in the firm as part of the Acadian Key Employee Limited Partnership.

Compensation is highly incentive-driven, with Acadian often paying in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual's contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, asset growth, and overall firm performance. Since portfolio management in our equity strategies is a team approach, investment team members' compensation is not linked to the performance of specific accounts but rather to the individual's overall contribution to the success of the team and the firm's profitability. This helps to ensure an "even playing field" as investment team members are strongly incentivized to strive for the best possible portfolio performance for all clients rather than only for select accounts.

Ownership of Fund Shares. As of September 30, 2020, Acadian's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds.

Other Accounts. As of September 30, 2020, in addition to the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds, Acadian's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in $MM)	Number of Accounts		Total Assets (in $MM)	Number of Accounts		Total Assets (in $MM)
Brendan O. Bradley	13	$5,863	84		$24,782	195		$62,175
	0	$0	16	*	$1,956	27	*	$8,959
Ryan Taliaferro	13	$5,863	84		$24,782	195		$62,175
	0	$0	16	*	$1,956	27	*	$8,959
Mark Birmingham	13	$5,863	84		$24,782	195		$62,175
	0	$0	16	*	$1,956	27	*	$8,959

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

For all core equity products offered by the firm, including the subject strategy, Acadian manages a single process that is custom-tailored to the objectives of its clients. The investment professionals shown above function as part of a core equity team of 23 portfolio managers, all of whom are responsible for working with the dedicated research team to develop and apply quantitative techniques to evaluate securities and markets and for final quality-control review of portfolios to ensure mandate compliance. The data shown for these managers reflect firm-level numbers of accounts and assets under management, segregated by investment vehicle type. Not reflected: 11 accounts representing $809 million in model advisory contracts where Acadian does not have trading authority.

Acadian has been appointed as adviser or sub-adviser to numerous public and private funds domiciled in the U.S. and abroad. Acadian is not an investment company and does not directly offer mutual funds. The asset data shown under "Registered Investment Companies" reflects Advisory and sub-advisory relationships with U.S. registered investment companies offering funds to retail investors. The asset data shown under "Other Pooled Investment Vehicles" reflects a combination of; 1) Delaware-based private funds where Acadian has been appointed adviser or sub-adviser and 2) Non-U.S.-based funds where Acadian has been appointed adviser or sub-adviser.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds, which may have different investment guidelines and objectives. In addition to the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds, may track the same benchmarks or indexes as the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds track and may sell securities that are eligible to be held, sold or purchased by the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Large Cap, Large Cap Disciplined Equity, Global Managed Volatility, World Equity Ex-US and Screened World Equity Ex-US Funds.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1316 (11/20)